Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Premiums, reinsurance and other receivables	$ 996	$ 1,122
Liabilities:
Other liabilities	921	987
Direct
Assets:
Premiums, reinsurance and other receivables	18	22
Liabilities:
Other liabilities	239	197
Ceded
Assets:
Premiums, reinsurance and other receivables	978	1,100
Liabilities:
Other liabilities	$ 682	$ 790